DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) $ in Millions	3 Months Ended
Mar. 31, 2023 USD ($)
Derivative [Line Items]
Deferred gains (losses) to be reclassified over the next 12 months	$ 22.9
Interest rate swap contracts
Derivative [Line Items]
Deferred gains (losses) to be reclassified over the next 12 months	25.5
Cash flow hedges
Derivative [Line Items]
Deferred gains (losses) to be reclassified over the next 12 months	$ (2.6)
Revolving Credit Facility | Line of Credit | LIBOR
Derivative [Line Items]
Basis spread on variable rate	4.86%
Revolving Credit Facility | Line of Credit | Minimum
Derivative [Line Items]
Interest rate	0.50%
Revolving Credit Facility | Line of Credit | Maximum
Derivative [Line Items]
Interest rate	2.57%